Stock-Based Compensation (Summary Of Stock Option Activity) (Details) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($) $ / shares shares
Stock-Based Compensation [Abstract]
Shares, Outstanding at beginning of year | shares	98,046
Shares, Expired | shares	(231)
Shares Cancelled or forfeited | shares	(1,436)
Shares, Outstanding at end of year | shares	96,379
Shares, Exercisable at end of period | shares	96,379
Weighted Average Exercise Price, Beginning Balance | $ / shares	$ 7.91
Weighted Average Exercise Price, Expired | $ / shares	94.17
Weighted Average Exercise Price, Cancelled or forfeited | $ / shares	11.90
Weighted Average Exercise Price, Ending Balance | $ / shares	7.65
Weighted Average Exercise Price, Exercisable at end of period | $ / shares	$ 7.65
Weighted average remaining contractual term ,Outstanding at end of period	4 years 4 months 24 days
Weighted average remaining contractual term , Exercisable at end of period	4 years 4 months 24 days
Intrinsic value, Outstanding at end of year | $	$ 392,556
Intrinsic Value Exercisable at end of period | $	$ 392,556